Summary of Significant Accounting Policies - Intangible Assets (Details)	Dec. 31, 2023
Technology-Based Intangible Assets [Member] | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Technology-Based Intangible Assets [Member] | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	7 years
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years